Commitments and Contingencies (Tables) - Computer Sciences GS Business	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Entity Information [Line Items]
Future minimum operating lease payments
Minimum fixed rentals required for the next 5 years and thereafter under operating leases in effect at April 3, 2015, are as follows:

Fiscal Year	Real Estate	Equipment
2016	$44,377	$8,093
2017	34,378	4,370
2018	22,579	129
2019	10,837	—
2020	9,419	—
Thereafter	8,205	—
Total	$129,795	$12,592

Expiration of financial guarantees
The following table summarizes the expiration of the Computer Sciences GS Business’s financial guarantees and stand-by letters of credit outstanding as of October 2, 2015:

	Fiscal 2016	Fiscal 2017	Fiscal 2018 and Thereafter	Total
Stand-by letters of credit	$76	$37,000	$—	$37,076
Surety bonds	13,652	—	—	13,652
Total	$13,728	$37,000	$—	$50,728

The following table summarizes the expiration of the Computer Sciences GS Business’s financial guarantees and stand-by letters of credit outstanding as of April 3, 2015:

	Fiscal 2016	Fiscal 2017	Fiscal 2018 and Thereafter	Total
Stand-by letters of credit	$38,800	$—	$—	$38,800
Surety bonds	13,663	—	—	13,663
Total	$52,463	$—	$—	$52,463

Schedule of future minimum lease payments for capital leases
The future minimum lease payments required to be made under the capital leases as of April 3, 2015, are as follows:

Fiscal Year	Amount
2016	$56,956
2017	39,604
2018	40,905
2019	37,382
2020	35,034
Thereafter	102,849
Total minimum lease payments	312,730
Less: Amount representing interest and executory costs	(105,628)
Less: Amount representing maintenance, taxes, and insurance costs	(55,818)
Present value of net minimum lease payments	151,284
Less: Current maturities of capital lease liability	(21,351)
Noncurrent capital lease liability	$129,933